Note 3 - Inventory Components (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Inventory - finished goods	$ 263,027	$ 254,864
Inventory - parts	92,744	73,142
Gross inventory	355,771	328,006
Provision for losses and obsolescence	(83,900)	(82,000)
Net inventory	$ 271,871	$ 246,006